Vessels in Operation (Details Narrative) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jan. 29, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jul. 03, 2020 USD ($)	Jul. 20, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Vessel impairment losses								$ 0	$ 8,497	$ 0
Ballast water treatments and other additions amount								$ 6,139	1,364
La Tour Containership [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment					$ 16,514
Collateral description					the vessel was released as collateral under the Company’s $236,200 senior secured loan facility with Hayfin Capital Management, LLP
Net gain from vessel sale					$ 7,770
Year build					2001
Capacity in TEUs					2,272
GSL Nicoletta [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		Feb. 21, 2020
Year build		2002
Capacity in TEUs		6,840
Aggregate purchase price		$ 12,660
GSL Christen [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	Jan. 29, 2020
Year build	2002
Capacity in TEUs	6,840
Aggregate purchase price	$ 13,000
Utrillo [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							$ 3,411
Collateral description							the vessel was released as collateral under the Company’s 2022 Notes and Citi Credit Facility
GSL Matisse [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						$ 3,441
Collateral description						the vessel was released as collateral under the Company’s 2022 Notes and Citi Credit Facility
GSL Matisse And Utrillo [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment losses			$ 912	$ 7,585					$ 8,497
GSL Matisse And Utrillo [Member] | Unamortized Drydocking Costs [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment losses			$ 38